As filed with the Securities and Exchange Commission October 7, 2016

File Nos. 333-191710 and 811-22897

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Post-Effective Amendment No. 13

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 15

_____________________________________________________________________________________________

CONTEXT CAPITAL FUNDS

325 John H. McConnell Blvd., Suite 150

Columbus, Ohio 43215

(844) 511-9653

David Bunstine

325 John H. McConnell Blvd., Suite 150

Columbus, Ohio 43215

(Name and Address of Agent for Service)

Copy to:

Nancy P. O’Hara, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

215-988-2699

Michael P. Malloy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

215-988-2978

It is proposed that this filing will become effective:

☐    immediately upon filing pursuant to Rule 485, paragraph (b)(1)

☒    on October 11, 2016 pursuant to Rule 485, paragraph (b)(1)

☐    60 days after filing pursuant to Rule 485, paragraph (a)(1)

☐    on _____________, pursuant to Rule 485, paragraph (a)(1)

☐    75 days after filing pursuant to Rule 485, paragraph (a)(2)

☐    on _____________, pursuant to Rule 485, paragraph (a)(2)

☒    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTEXT CAPITAL FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A: The Prospectus for the Context Strategic Global Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on July 19, 2016, accession number 0001534424-16-000883 (“PEA No. 11”).

Part B: The Statement of Additional Information for Context Strategic Global Equity Fund is incorporated herein by reference to PEA No. 11.

Part C:  Incorporated herein by reference to PEA No. 11.

Signature Page

Explanatory Note

This Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until October 11, 2016, the effectiveness of the registration statement for the Context Strategic Global Equity Fund, filed in Post-Effective Amendment No. 11 on July 19, 2016, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio on October 7, 2016.

Context Capital Funds

/s/ David Bunstine
David Bunstine, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on October 7, 2016.

(a)	Principal Executive Officer

/s/ David Bunstine
David Bunstine
President and Principal Executive Officer

(b)	Principal Financial Officer

/s/ Trent Statczar
Trent Statczar
Treasurer and Principal Financial Officer

(c)	The Trustees

Stephen J. Kneeley*
Stephen J. Kneeley

John N. Culbertson, Jr.*
John N. Culbertson, Jr.

Alfred C. Salvato*
Alfred C. Salvato

Paul D. Schaeffer*
Paul D. Schaeffer

Stephen M. Wynne*
Stephen M. Wynne

By:	/s/ David Bunstine
David Bunstine
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.